Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 100,339,379	$ 100,154,572
Liabilities:
Warrant Liability – Public Warrants	7,250,000	4,000,000
Warrant Liability – Private Placement Warrants	$ 5,880,000	$ 3,240,000